Related Party Transactions (Details) - Schedule of Related Parties Receivables - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Related Party Transaction [Line Items]
Total related parties receivables	$ 473,663	$ 67,153
Mr. Bo Bai [Member]
Related Party Transaction [Line Items]
Total related parties receivables	23,165
Jiuzi Haoche (Hangzhou) Automotive Service Co., Ltd, [Member]
Related Party Transaction [Line Items]
Total related parties receivables	846
Mr. Xuemei Rang [Member]
Related Party Transaction [Line Items]
Total related parties receivables	146,233
Mr. Shuibo Zhang [Member]
Related Party Transaction [Line Items]
Total related parties receivables	80,496	13,556
Mr. Qi Zhang [Member]
Related Party Transaction [Line Items]
Total related parties receivables	3,753	22,922
Mr. Ruchun Huang [Member]
Related Party Transaction [Line Items]
Total related parties receivables	30,432	$ 30,675
Zhejiang Jiuzi New Energy Network Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Total related parties receivables	$ 188,738